VANECK GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 100.0%
Australia : 11.7%
Bellevue Gold Ltd. * 58,583,191 $ 53,197,828
Capricorn Metals Ltd. * 17,278,760 68,232,055
Emerald Resources NL * † 30,053,657 79,891,728
Evolution Mining Ltd. 91,042,814 291,065,526
Genesis Minerals Ltd. * † 51,640,081 73,187,755
Gold Road Resources Ltd. 49,582,682 58,406,043
Northern Star Resources Ltd. 52,595,909 578,148,664
OceanaGold Corp. (CAD) 32,552,120 92,286,628
Perseus Mining Ltd. 62,985,994 112,975,455
Ramelius Resources Ltd. 52,543,651 79,394,319
Regis Resources Ltd. * 34,576,808 48,579,033
Resolute Mining Ltd. * 97,442,667 49,699,282
Vault Minerals Ltd. * 311,336,592 70,196,694
West African Resources
Ltd. * 52,091,395 61,977,384
Westgold Resources Ltd. † 43,164,386 79,550,324
1,796,788,718
Brazil : 6.5%
Wheaton Precious Metals
Corp. (USD) † 16,381,590 1,000,587,517
Underline
Burkina Faso : 0.9%
IAMGOLD Corp. (USD) * 26,101,572 136,511,222
Underline
Canada : 41.2%
Agnico Eagle Mines Ltd.
(USD) 17,990,657 1,449,327,328
Alamos Gold, Inc. (USD) 19,209,702 383,041,458
Aya Gold & Silver, Inc. * † 5,970,612 77,784,353
B2Gold Corp. (USD) † 59,992,805 184,777,839
Barrick Gold Corp. (USD) 63,303,996 1,259,116,480
Calibre Mining Corp. * 36,119,939 69,782,776
Dundee Precious Metals,
Inc. † 8,225,608 83,415,988
Endeavour Silver Corp.
(USD) * † 11,259,826 44,363,714
Equinox Gold Corp. (USD) * † 19,611,891 119,436,416
First Majestic Silver Corp.
(USD) † 13,804,425 82,826,550
Fortuna Mining Corp.
(USD) * † 14,340,563 66,396,807
Franco-Nevada Corp. (USD) † 6,948,879 863,398,216
K92 Mining, Inc. * † 10,868,955 63,317,425
Kinross Gold Corp. (USD) 56,249,050 526,491,108
MAG Silver Corp. (USD) * † 4,720,674 66,278,263
New Gold, Inc. (USD) * 36,184,296 104,210,772
Osisko Gold Royalties Ltd.
(USD) † 8,523,367 157,767,523
Pan American Silver Corp.
(USD) † 16,613,885 346,731,780
Sandstorm Gold Ltd. (USD) 13,610,890 81,665,340
Silvercorp Metals, Inc.
(USD) † 9,908,818 43,301,535
SilverCrest Metals, Inc.
(USD) * † 6,799,028 62,891,009
SSR Mining, Inc. (USD) † 9,249,566 52,537,535
Torex Gold Resources, Inc. * 3,935,358 75,185,307
Number
of Shares Value
Canada (continued)
Wesdome Gold Mines Ltd. *
† 6,849,869 $ 64,343,490
6,328,389,012
China : 5.4%
Zhaojin Mining Industry Co.
Ltd. (HKD) † 125,470,500 220,720,677
Zijin Mining Group Co. Ltd.
(HKD) 274,088,000 612,442,093
833,162,770
Colombia : 0.2%
Aris Mining Corp. (USD) * † 7,762,110 35,705,706
Underline
Egypt : 0.7%
Centamin Plc (GBP) 53,140,608 104,499,356
Underline
Kyrgyzstan : 0.5%
Centerra Gold, Inc. (CAD) 9,735,977 69,977,672
Underline
Peru : 1.0%
Cia de Minas Buenaventura
SAA (ADR) † 11,612,077 160,711,146
Underline
South Africa : 9.6%
Anglogold Ashanti Plc (USD) 19,208,240 511,515,431
DRDGOLD Ltd. (ADR) † 3,957,053 38,145,991
Gold Fields Ltd. (ADR) † 40,963,601 628,791,276
Harmony Gold Mining Co.
Ltd. (ADR) † ‡ 28,954,496 294,467,224
1,472,919,922
Turkey : 1.1%
Eldorado Gold Corp. (USD) *
† 9,371,543 162,783,702
Underline
United Kingdom : 2.0%
Endeavour Mining Plc
(CAD) † 11,195,082 266,338,455
Pan African Resources Plc
(ZAR) † ‡ 101,736,272 43,058,462
309,396,917
United States : 19.2%
Coeur Mining, Inc. * 18,272,791 125,716,802
Hecla Mining Co. 28,820,933 192,235,623
Newmont Corp. 41,435,790 2,214,742,976
Royal Gold, Inc. 3,008,831 422,138,989
2,954,834,390
Total Common Stocks
(Cost: $12,179,891,600) 15,366,268,050
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.7%
Money Market Fund: 0.7%
(Cost: $105,190,993)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 105,190,993 105,190,993

VANECK GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Total Investments: 100.7%
(Cost: $12,285,082,593) $ 15,471,459,043
Liabilities in excess of other assets: (0.7)% (109,634,133)
NET ASSETS: 100.0% $ 15,361,824,910
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
ZAR South African Rand
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $483,026,191.
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.

Transactions in securities of affiliates for the period ended September 30, 2024 were as follows:
Value
12/31/2023 Purchases
Sales
Proceeds
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
9/30/2024
Dividend
Income
Alamos Gold, Inc. $284,088,752 $74,210,992 $(99,787,434) $38,067,903 $86,461,245 $–(a) $1,502,130
Anglogold Ashanti
Plc 417,374,016 85,614,712 (162,667,890) 32,500,698 138,693,895 –(a) 8,431,580
Aya Gold & Silver,
Inc. 47,946,082 10,303,569 (16,123,339) 4,410,965 31,247,076 –(a) –
B2Gold Corp. 218,670,230 32,324,077 (56,765,770) (15,874,016) 6,423,318 –(a) 7,891,022
Capricorn Metals
Ltd. 64,357,270 11,320,737 (20,329,431) 4,400,371 8,483,108 –(a) –
Centamin Plc 78,287,286 15,049,369 (28,275,620) 563,607 38,874,714 –(a) 2,363,830
Centerra Gold, Inc. 68,886,604 10,879,232 (23,301,558) 6,574 13,506,820 –(a) 1,669,621
Cia de Minas
Buenaventura
SAA 205,742,835 35,709,385 (68,198,845) 19,631,084 (32,173,313) –(a) 1,017,260
Coeur Mining, Inc. 66,343,103 15,225,915 (29,296,410) 1,389,318 72,054,876 –(a) –
DRDGOLD Ltd. 36,573,291 6,280,402 (12,136,196) (1,807,863) 9,236,357 –(a) 898,764
Dundee Precious
Metals, Inc. 62,084,591 12,046,965 (23,438,337) 6,494,843 26,227,926 –(a) 1,080,642
Eldorado Gold
Corp. 140,005,664 25,921,318 (48,867,417) 12,679,055 33,045,082 –(a) –
Emerald Resources
NL 68,071,396 12,567,766 (20,601,372) 5,768,544 14,085,394 –(a) –
Endeavour Mining
Plc 295,156,410 42,434,581 (84,730,150) (644,399) 14,122,013 –(a) 9,825,467
Equinox Gold Corp. 81,436,451 34,524,239 (18,100,455) 2,723,263 18,852,918 –(a) –
Evolution Mining
Ltd. 283,073,281 42,905,095 (81,506,412) (4,044,709) 50,638,271 –(a) 4,357,850
First Majestic Silver
Corp. 93,898,600 17,362,982 (28,941,821) (9,264,730) 9,771,519 –(a) 189,818
Fortuna Mining
Corp. 62,927,515 12,163,997 (23,946,932) 5,241,870 10,010,357 –(a) –
Genesis Minerals
Ltd. 71,007,737 14,648,323 (22,574,078) 2,207,437 7,898,336 –(a) –
Gold Road
Resources Ltd. 77,002,407 10,088,434 (19,641,166) 489,482 (9,533,114) –(a) 539,341
Harmony Gold
Mining Co. Ltd. 202,861,280 44,115,688 (84,198,423) 34,837,090 96,851,589 294,467,224 2,702,196
Hecla Mining Co. 158,228,894 29,424,411 (52,438,170) 1,167,054 55,853,434 –(a) 794,921
IAMGOLD Corp. 64,792,910 36,004,410 (28,857,732) 2,013,313 62,558,321 –(a) –
K92 Mining, Inc. 61,432,909 10,774,838 (20,020,879) 362,754 10,767,803 –(a) –
Kinross Gold Corp. 395,220,582 72,870,581 (144,744,023) 43,926,153 159,217,815 –(a) 5,553,984
MAG Silver Corp. 57,024,772 9,790,402 (20,059,122) 1,868,648 17,653,563 –(a) –
New Gold, Inc. 53,176,256 12,848,034 (13,001,683) 5,239,496 45,948,669 –(a) –
Northern Star
Resources Ltd. 568,109,598 64,811,052 (144,466,727) 20,568,779 69,125,962 –(a) 14,728,923
OceanaGold Corp. 72,504,186 13,810,703 (26,310,683) (393,415) 32,675,837 –(a) 700,094
Osisko Gold
Royalties Ltd. 140,695,856 27,173,799 (48,644,137) 8,741,938 29,800,067 –(a) 1,283,838
Pan African
Resources Plc – 45,562,505 (216,079) 4,340 (2,292,303) 43,058,462 –
Pan American
Silver Corp. 316,666,984 53,062,481 (116,899,389) 4,329,819 89,571,885 –(a) 5,461,911
Perseus Mining Ltd. 92,052,113 17,426,454 (34,647,702) 10,878,512 27,266,078 –(a) 2,142,023
Ramelius
Resources Ltd. 69,387,841 12,365,753 (23,744,337) 5,121,524 16,263,538 –(a) 1,725,522
Red 5 Ltd. 38,696,331 66,670,916 (104,555,672) (3,485,323) 2,673,748 –(b) –
Regis Resources
Ltd. 59,680,236 8,463,899 (15,792,879) (9,388,452) 5,616,229 –(a) –

VANECK GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
4
Transactions in securities of affiliates for the period ended September 30, 2024 were as follows: (continued)
Value
12/31/2023 Purchases
Sales
Proceeds
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
9/30/2024
Dividend
Income
Royal Gold, Inc. 422,808,060 69,963,914 (133,091,455) 11,193,800 51,264,670 –(a) 4,086,399
Sandstorm Gold
Ltd. 79,271,879 13,953,301 (26,233,924) (3,152,263) 17,826,347 –(a) 669,719
Silver Lake
Resources Ltd. 40,301,500 4,637,972 (62,175,523) 1,126,745 16,109,306 –(b) –
SilverCrest Metals,
Inc. 50,820,330 9,765,163 (18,419,932) 3,993,991 16,731,457 –(a) –
SSR Mining, Inc. 116,735,681 8,579,906 (17,317,178) (21,805,873) (33,655,001) –(a) –
Torex Gold
Resources, Inc. 50,669,498 10,897,308 (20,762,443) 2,091,718 32,289,226 –(a) –
Wesdome Gold
Mines Ltd. 46,342,438 10,497,609 (19,167,340) 532,892 26,137,891 –(a) –
West African
Resources Ltd. 35,162,971 12,957,756 (15,442,191) 2,957,438 26,341,410 –(a) –
Zhaojin Mining
Industry Co. Ltd. 172,509,427 31,810,930 (61,120,917) 17,537,998 59,983,239 –(a) 764,559
Zijin Mining Group
Co. Ltd. 497,648,143 88,774,640 (161,918,389) 96,456,735 91,480,965 –(a) 11,429,696
Total
$6,585,734,196 $1,308,596,515 $(2,303,477,562) $341,664,708 $1,571,988,543 $337,525,686 $91,811,110
(a) Security held by the Fund, however not classified as an affiliate at the end of the reporting period.
(b ) During the period, Red 5 Ltd. and Silver Lake Resources Ltd. merged to form Vault Minerals Ltd. The security was not classified as an affiliate at the end of the reporting period.